Income Tax (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax [Line Items]
Effective tax rate	7.13%	1.02%	16.52%
Malaysia [Member]
Income Tax [Line Items]
Statutory tax rate	24.00%	24.00%	24.00%
Singapore [Member]
Income Tax [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%